Fair Value Measurements - Valuation Technicques for Measurement with Unobservable Inputs (Details) (USD $)	6 Months Ended																				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Carrying Amount	Jun. 30, 2012 Portion at Fair Value, Fair Value Disclosure [Member]	Mar. 31, 2012 Portion at Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Natural Gas Portfolio Commodity Contract Carrying Amount	Dec. 31, 2010 Natural Gas Portfolio Commodity Contract Carrying Amount	Dec. 31, 2011 Electric Portfolio Commodity Contract Carrying Amount	Dec. 31, 2010 Electric Portfolio Commodity Contract Carrying Amount	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] PUGET ENERGY Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] PUGET ENERGY Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio Level 3 [Member] Commodity Contract	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio Level 3 [Member] Commodity Contract	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Electric Portfolio Level 3 [Member] Commodity Contract	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Electric Portfolio Level 3 [Member] Commodity Contract	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Electric Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Electric Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member]	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member]	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member]	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements, Sensitivity Analysis, Hypothetical Increase or Decrease of Market Prices, Result on Fair Value	$ 18,700,000
Derivative assets					6,011,000	5,971,000	10,720,000	9,762,000	15,463,000	14,391,000	6,011,000	4,484,000	6,025,000	[1]	6,011,000	8,380,000	7,888,000	9,438,000	[1]	8,380,000
Derivative liabilities					206,904,000	155,651,000	264,334,000	242,581,000	98,735,000	109,743,000	11,052,000	8,343,000	8,844,000	[1]	11,052,000	98,691,000	95,324,000	89,891,000	[1]	98,691,000
Fair Value Inputs, Price Per Megawatt-Hour																					10.36	6.11		49.78	46.86		34.98	29.93
Fair Value Inputs, Price Per Millions of BTU																							1.77			4.79			3.88
Intangible asset fair value		113,300,000	96,700,000
Impairment of intangible assets	16,600,000
Long-term Purchase Contracts, Fair Value Disclosure				513,600,000
Fair Value Inputs, Power Contract Costs																					$ 3,185,000			$ 5,030,000			$ 4,663,000

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.